Other items from operating activities	12 Months Ended
Dec. 31, 2025
Other items from operating activities
Other items from operating activities

Note 6 Other items from operating activities

6.1 Other income and other expense

For the year ended December 31, (M$)	2025	2024	2023
Gains on disposal of assets	1,694	1,721	3,157
Foreign exchange gains	331	236	–
Other	350	155	520
OTHER INCOME	2,375	2,112	3,677

Losses on disposal of assets	(126)	(224)	(98)
Foreign exchange losses	(354)	(406)	(763)
Amortization of other intangible assets (excl. mineral interests)	(445)	(389)	(769)
Other	(1,002)	(262)	(766)
OTHER EXPENSE	(1,927)	(1,281)	(2,396)

Other income

In 2025, gains on disposal of assets are mainly related to the sale, in the segment Exploration & Production, of the operated participation of 45% in two unconventional oil and gas blocks in Argentina (Rincon La Ceniza and La Escalonada), to the sale of the non-operated participation of 39.89% in the fields of West Ekofisk and Albuskjell, and the non-operated participation of 20.23% in the field of Tommeliten Gamma, to the sale of the non-operated participation of 12.50% in the production sharing contract of OML118 and, in the segment Integrated Power, to the sale of 50% of solar assets portfolio reaching 1.4 GW in North America, and to the sale of 50% of 604 MW wind, solar and hydroelectric assets in Portugal.

In 2024, gains on disposal of assets were mainly related to the partial divestment of retail network in Belgium and Luxembourg and the full divestment in the Netherlands for the Marketing & Services segment. This amount included the revaluation of shares held and consolidated under the equity method in Belgium and Luxembourg.

In 2023, gains on disposal of assets were mainly related to the disposal of the retail network in Germany in the Marketing & Services segment, to the sale of the 50% participation in the Surmont asset and the disposal of TotalEnergies EP Canada Ltd. shares in the segment Exploration & Production. The “Other” heading notably included a revaluation of $388 million from the previously held share of Total Eren.

Other expense

In 2025, the heading "Other" mainly consists in restructuration charges, shares and loans impairments, among which loans to subsidiaries carrying on offshore wind projects, notably in Asia (Taiwan, Korea) and in the United Kingdom for the segment Integrated Power, provisions for onerous midstream contracts, and restructuring charges for the Exploration & Production segment.

In 2024, the heading "Other" mainly consisted in the depreciation of a loan towards the minor participation of the company in SunPower.

In 2023, the heading "Other" mainly included impairments related to the Yunlin offshore wind project in Taiwan in the segment Integrated Power and to the divestment project of Natref refinery in South Africa in the segment Refining & Chemicals.

6.2 Other financial income and expense

As of December 31, (M$)	2025	2024	2023
Dividend income on non-consolidated subsidiaries	205	196	143
Capitalized financial expenses	624	652	667
Other	608	555	475
OTHER FINANCIAL INCOME	1,437	1,403	1,285
Accretion of asset retirement obligations	(589)	(568)	(524)
Other	(292)	(267)	(207)
OTHER FINANCIAL EXPENSE	(881)	(835)	(731)

6.3 Other non-current assets

As of December 31, 2025		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,794	(553)	2,241
Other non-current financial assets related to operational activities	386	–	386
Other	288	–	288
TOTAL	3,468	(553)	2,915

As of December 31, 2024		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,433	(258)	2,175
Other non-current financial assets related to operational activities	1,677	–	1,677
Other	154	–	154
TOTAL	4,264	(258)	4,006

As of December 31, 2023		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,516	(294)	2,222
Other non-current financial assets related to operational activities	1,761	–	1,761
Other	330	–	330
TOTAL	4,607	(294)	4,313
(a)	Excluding loans to equity affiliates.

Changes in the valuation allowance on loans and advances are detailed as follows:

				Currency
	Valuation			translation	Valuation
For the year ended December 31,	allowance as of			adjustment and	allowance as of
(M$)	January 1,	Increases	Decreases	other variations	December 31,
2025	(258)	(274)	22	(43)	(553)
2024	(294)	(72)	19	89	(258)
2023	(255)	(11)	2	(30)	(294)